SCHEDULE OF CAPITAL EXPENDITURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Construction of properties	$ 3,893	$ 6,694